UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21211

        Nuveen Insured New York Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Consumer Staples - 4.6% (3.1% of Total Investments)
$1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	BBB	$1,564,710
355	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002,	5/12 at 100.00	BBB	361,685
	5.375%, 5/15/33
450	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	BBB	472,041

2,305	Total Consumer Staples			2,398,436

	Education and Civic Organizations - 21.5% (14.3% of Total Investments)
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University, Series 2003A,	9/12 at 100.00	AA	2,068,000
	5.000%, 9/01/32 - RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series	No Opt. Call	AAA	2,211,360
	1994A, 5.150%, 7/01/24 - MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/32 at 100.00	AAA	1,084,720
	Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series 2003, 5.000%,	7/13 at 100.00	AA	1,033,150
	7/01/32 - RAAI Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2002A,	7/12 at 100.00	Aaa	2,687,750
	5.250%, 7/01/22 - AMBAC Insured
1,000	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Refunding	7/10 at 101.00	AAA	1,114,160
	Bonds, City University System, Series 2000A, 6.125%, 7/01/13 - AMBAC Insured
1,000	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern Art,	1/07 at 102.00	AAA	1,041,080
	Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

10,500	Total Education and Civic Organizations			11,240,220

	Health Care - 21.7% (14.5% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Lutheran	2/13 at 100.00	AAA	2,080,320
	Medical Center, Series 2003, 5.000%, 8/01/31 - MBIA Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas	8/12 at 100.00	AAA	3,113,130
	Hospital, Series 2002A, 5.000%, 2/01/31 - AMBAC Insured
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center,	2/15 at 100.00	AAA	522,820
	Series 2005, 5.000%, 2/01/28 - FGIC Insured
25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center,	7/13 at 100.00	AAA	26,562
	Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
830	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series	8/14 at 100.00	AAA	905,206
	2004A, 5.250%, 8/15/15 - FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series	5/13 at 100.00	A3	524,340
	2003, 5.375%, 5/01/23
750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	793,643
	Hospital, Series 2003B, 5.500%, 7/01/23
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2002A,	2/12 at 100.00	AAA	544,185
	5.500%, 2/15/17 - FSA Insured
2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A,	2/13 at 100.00	AAA	2,851,200
	5.250%, 2/15/21 - AMBAC Insured

10,745	Total Health Care			11,361,406

	Long-Term Care - 2.4% (1.6% of Total Investments)
1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,255,602
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

	Tax Obligation/General - 8.6% (5.8% of Total Investments)
2,310	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 - MBIA Insured	8/08 at 101.00	AAA	2,414,320
250	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	266,428
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured	8/15 at 100.00	AAA	243,227
1,500	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	1,596,315

4,285	Total Tax Obligation/General			4,520,290

	Tax Obligation/Limited - 41.1% (27.3% of Total Investments)
2,695	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series 2004A,	No Opt. Call	AAA	2,959,919
	5.250%, 8/15/12 - MBIA Insured
145	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	8/09 at 101.00	AAA	153,570
	Series 1999D, 5.250%, 2/15/29 - FSA Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series	10/12 at 100.00	AAA	3,232,680
	2002D, 5.250%, 10/01/23 - MBIA Insured
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	1,050,340
	5.000%, 7/01/25 - FGIC Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	587,759
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	646,679
555	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	587,950
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C,	8/12 at 100.00	AAA	3,243,090
	5.250%, 8/01/18 - AMBAC Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series	2/13 at 100.00	AAA	2,120,760
	2003D, 5.000%, 2/01/22 - MBIA Insured
1,290	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series	1/13 at 100.00	AAA	1,369,245
	2002A, 5.000%, 1/01/23 - FGIC Insured
950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series	No Opt. Call	AAA	1,099,673
	2005B, 5.500%, 4/01/20 - AMBAC Insured
1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AAA	1,293,444
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 - AMBAC Insured
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	818,310
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
100	New York State Urban Development Corporation, Revenue Refunding Bonds, Correctional Capital Facilities,	1/08 at 102.00	AAA	104,570
	Series 1998, 5.000%, 1/01/20 - MBIA Insured
2,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth	1/17 at 100.00	AA-	2,151,700
	Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

19,855	Total Tax Obligation/Limited			21,419,689

	Transportation - 8.2% (5.5% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A,	11/12 at 100.00	AAA	1,052,790
	5.000%, 11/15/25 - FGIC Insured
3,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Eighth	11/12 at 101.00	AAA	3,225,890
	Series 2002, 5.000%, 11/01/22 - FSA Insured

4,030	Total Transportation			4,278,680

	U.S. Guaranteed(4) - 24.4% (16.3% of Total Investments)
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,
	Series 1999B:
990	5.125%, 7/01/28 (Pre-refunded 7/01/09) - MBIA Insured	7/09 at 101.00	AAA	1,057,280
395	5.125%, 7/01/28 (Pre-refunded 7/01/09) - MBIA Insured	7/09 at 101.00	AAA	421,844
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AAA	2,718,525
	5.000%, 3/15/32 (Pre-refunded 3/15/13) - FGIC Insured
100	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 - AMBAC	12/09 at 100.00	AAA	116,120
	Insured
90	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 (Pre-refunded	8/08 at 101.00	AAA	94,945
	8/01/08) - MBIA Insured
3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%, 4/01/20	4/12 at 100.00	AAA	3,783,185
	(Pre-refunded 4/01/12) - AMBAC Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities
	and Equipment, Series 2002C-1:
1,000	5.500%, 3/15/20 (Pre-refunded 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,118,890
1,000	5.500%, 3/15/21 (Pre-refunded 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,118,890
195	New York, General Obligation Bonds, Series 1998B, 5.000%, 3/01/17 (Pre-refunded 3/01/08) - AMBAC Insured	3/08 at 101.00	AAA	203,952
1,975	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.125%,	1/12 at 100.00	AAA	2,144,613
	1/01/31 (Pre-refunded 1/01/12) - MBIA Insured

11,745	Total U.S. Guaranteed			12,778,244

	Utilities - 16.1% (10.8% of Total Investments)
4,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.125%,	6/08 at 101.00	AAA	4,191,918
	12/01/22 - FSA Insured
2,000	New York State Power Authority, General Revenue Bonds, Series 2002A, 5.000%, 11/15/20	11/12 at 100.00	Aa2	2,114,160
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured	7/10 at 101.00	AAA	2,135,000

8,000	Total Utilities			8,441,078

	Water and Sewer - 1.3% (0.8% of Total Investments)
640	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%,	7/15 at 100.00	AAA	671,936
	7/15/28 - XLCA Insured

$73,290	Total Investments (cost $75,375,198) - 149.9%			78,365,581

	Other Assets Less Liabilities - 1.8%			901,387

	Preferred Shares, at Liquidation Value - (51.7)%			(27,000,000)

	Net Assets Applicable to Common Shares - 100%			$52,266,968

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.

(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $75,539,211.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$3,060,063
Depreciation	(233,693)

Net unrealized appreciation (depreciation) of investments	$2,826,370

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.